DERIVATIVES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivatives Outstanding Included in Other Assets and Liabilities

The following tables summarize the Company’s derivatives outstanding included in “Other Assets” and “Other Liabilities” in the accompanying consolidated balance sheet:

June 30, 2014	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional	Fair Value
	(Dollars in thousands)
Derivative not designated as hedging instruments under ASC 815-10
Interest rate contracts—pay floating, receive fixed	$292,497	$8,607	$33,236	$270
Interest rate contracts—pay fixed, receive floating	—	—	325,733	8,337

Total derivatives	$292,497	$8,607	$358,969	$8,607

December 31, 2013	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional	Fair Value
	(Dollars in thousands)
Derivative not designated as hedging instruments under ASC 815-10
Interest rate contracts—pay floating, receive fixed	$126,011	$2,660	$43,539	$1,488
Interest rate contracts—pay fixed, receive floating	—	—	169,551	1,172

Total derivatives	$126,011	$2,660	$213,090	$2,660

The following tables summarize the Company’s derivatives outstanding included in “Other Assets” and “Other Liabilities” in the accompanying consolidated balance sheet at December 31, 2013:

	As of December 31, 2013
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional	Fair Value
Derivative not designated as hedging instruments under ASC 815-10
Interest rate contracts—pay floating, receive fixed	$126,011	$2,660	$43,539	$1,488
Interest rate contracts—pay fixed, receive floating	—	—	169,551	1,172

Total derivatives	$126,011	$2,660	$213,090	$2,660

Summary of Gross and Net Fair Value of Derivatives Outstanding Included in Other Liabilities

The following table summarizes the gross and net fair values of the Company’s derivatives outstanding with this counterparty included in “Other Liabilities” in the accompanying consolidated balance:

June 30, 2014	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheets	Net amounts in the consolidated balance sheets
	(Dollars in thousands)
Offsetting derivative liabilities
Counterparty A—Interest rate contracts	$8,607	$(270)	$8,337

Total	$8,607	$(270)	$8,337

December 31, 2013	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheets	Net amounts in the consolidated balance sheets
	(Dollars in thousands)
Offsetting derivative liabilities
Counterparty A—Interest rate contracts	$2,660	$(1,488)	$1,172

Total	$2,660	$(1,488)	$1,172

The following table summarizes the gross and net far values of the Company’s derivatives outstanding with this counterparty included in “Other Liabilities” in the accompanying consolidated balance sheet at December 31, 2013:

	As of December 31, 2013
	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheets	Net amounts in the consolidated balance sheets
Offsetting derivative liabilities
Counterparty A—Interest rate contracts	$2,660	$(1,488)	$1,172

Total	$2,660	$(1,488)	$1,172

Summary of Notional Values, Maturity Date and Contractual Fixed Rates of Derivatives Outstanding Included In Other Assets and Other Liabilities

The following table summarizes notional values, maturity date, and contractual fixed rates of the Company’s derivatives outstanding included in “Other Assets” and “Other Liabilities” in the accompanying consolidated balance sheet at December 31, 2013:

	As of December 31, 2013
	Derivative Assets		Derivative Liabilities
	Notional	Range of Fixed Interest Rates	Notional	Range of Fixed Interest Rates
Derivative not designated as hedging instruments under ASC 815-10 with maturity during the years ending December 31,
Interest rate contracts—pay floating, receive fixed
2017	$942	3.90%	$—	—
2018	41,228	3.95-5.84%	—	—
2020	10,516	4.71-6.66%	—	—
2021	913	4.46%	—	—
2023	67,555	3.16-6.69%	43,539	4.60-4.91%
2026	4,857	4.45%	—	—

Total—pay floating, receive fixed	126,011	3.16-6.69%	43,539	4.60-4.91%
Interest rate contracts—pay fixed, receive floating
2017	—	—	942	3.90%
2018	—	—	41,228	3.95-5.84%
2020	—	—	10,516	4.71-6.66%
2021	—	—	913	4.46%
2023	—	—	111,095	3.16-6.69%
2026	—	—	4,857	4.45%

Total—pay fixed, receive floating	—	—	169,551	3.16-6.69%

Total derivatives	$126,011	3.16-6.69%	$213,090	3.16-6.69%